Property And Equipment, Net	12 Months Ended
Dec. 31, 2013
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2013

Cost:
Computers, manufacturing, peripheral equipment	$90,724	$75,337
Office furniture and equipment	4,566	3.516
Leasehold improvements	2,388	1,435

	97,678	80,288
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	59,536	42,091
Office furniture and equipment	3,081	1,898
Leasehold improvements	1,419	1,054

	64,036	45,043

Depreciated cost	$33,642	$35,245

Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were $ 10,231, $ 11,493 and $ 13,111, respectively.

During 2013 the Company wrote off property and equipment which was not in use anymore, and which was already mostly depreciated, in the total cost of $ 34,445.

The net depreciated amount of the property and equipment written off was $ 2,559, included in Restructuring costs.